GOING CONCERN	12 Months Ended
Dec. 31, 2025
GOING CONCERN
GOING CONCERN

3.GOING CONCERN

As reflected in the Company’s consolidated financial statements, the Company had a net loss of $12,021,649, $26,871,234 and $1,845,170 for the years ended December 31, 2025, 2024 and 2023, respectively, and reported a cash outflow of $2,260,994 and $1,520,419 for the year ended December 31, 2025 and 2024. These factors raise a substantial doubt about the Company’s ability to continue as a going concern.

3.GOING CONCERN (CONTINUED)

As of December 31, 2025, the Company had cash and cash equivalents of $1,265,845 and short-term investments of $368,253, compared to current liabilities of $9,128,449, of which advances from customers of $576,422 were not required to be settled in cash. Total current assets are sufficient to cover current liabilities expected to be paid during the year ending December 31, 2026. The Company also obtained a one-year bank borrowing during the year ended December 31, 2025. The Company intends to meet its cash requirements for the next 12 months from the issuance date of this report through a combination of application of credit terms and bank loans. Additionally, in April 2026, Beijing Xunhuo transferred its 42.8571% partnership interest in Guangzhou Shanxingzhe Technology Investment LLP (“Shanxingzhe”) to a third party buyer for cash consideration of RMB15.0 million (approximately $2.2 million). Pursuant to agreement between the Company and the third party buyer, the cash consideration will be fully received before June 30, 2026. Given the factors mentioned above, the Company assesses current working capital to be sufficient to meet its obligations for the next 12 months from the issuance date of this report. Accordingly, management continues to prepare the Company’s consolidated financial statements on a going concern basis.

However, future financing requirements will depend on many factors, including the scale and pace of the expansion of the Company’s advertising business, the expansion of the Group’s sales and marketing activities, and potential investments in, or acquisitions of, businesses or technologies. Inability to obtain credit terms from medias or access to financing on favorable terms in a timely manner or at all would materially and adversely affect the Company’s business, results of operations, financial condition, and growth prospects.